Financial liabilities at fair value through profit or loss - Non-trading rerivatives by type (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	€ 1,629	€ 2,215
Other non-trading derivatives [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	857	953
Fair value hedges [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	444	873
Cash flow hedges [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	230	339
Hedges of net investments in foreign operations [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	€ 98	€ 51